Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Other assets abstract
Schedule of other non current and current assets

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits given	2,022	8	2,030	1,139	—	1,139
Prepayments and accrued income	—	2,977	2,977	—	6,211	6,211
Biological assets	27,279	—	27,279	17,365	—	17,365
Other assets	758	6,941	7,699	1,741	3,599	5,340
Total	30,059	9,926	39,985	20,245	9,810	30,055